Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000256461
Shareholder Report [Line Items]
Fund Name	Victory Pioneer CAT Bond Fund
Class Name	Class A
Trading Symbol	ACBAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$85	1.70%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
AssetsNet	$ 2,037,805,000
Holdings Count | Holding	302
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,037,805
Number of Holdings	302
Portfolio Turnover	7%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Multiperil	53.0%
Wind Storm	23.8%
Earthquake	12.7%
Wild Fire	2.0%
Flood	0.6%
Health	0.3%

C000256463
Shareholder Report [Line Items]
Fund Name	Victory Pioneer CAT Bond Fund
Class Name	Class R6
Trading Symbol	ACBKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$63	1.26%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
AssetsNet	$ 2,037,805,000
Holdings Count | Holding	302
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,037,805
Number of Holdings	302
Portfolio Turnover	7%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Multiperil	53.0%
Wind Storm	23.8%
Earthquake	12.7%
Wild Fire	2.0%
Flood	0.6%
Health	0.3%

C000256464
Shareholder Report [Line Items]
Fund Name	Victory Pioneer CAT Bond Fund
Class Name	Class Y
Trading Symbol	CBYYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$69	1.38%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%
AssetsNet	$ 2,037,805,000
Holdings Count | Holding	302
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,037,805
Number of Holdings	302
Portfolio Turnover	7%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Multiperil	53.0%
Wind Storm	23.8%
Earthquake	12.7%
Wild Fire	2.0%
Flood	0.6%
Health	0.3%

C000256513
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class A
Trading Symbol	PEQIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$51	0.98%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
AssetsNet	$ 800,908,000
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$800,908
Number of Holdings	55
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	1.1%
Utilities	4.2%
Communication Services	6.7%
Consumer Discretionary	7.1%
Consumer Staples	8.3%
Energy	11.1%
Information Technology	11.3%
Health Care	12.6%
Industrials	13.7%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Exxon Mobil Corp.	4.7%
Bank of America Corp.	3.8%
JPMorgan Chase & Co.	3.7%
Cisco Systems, Inc.	3.6%
United Parcel Service, Inc., Class B	3.4%
State Street Corp.	3.3%
ConocoPhillips Co.	3.3%
Northern Trust Corp.	3.2%
Morgan Stanley	2.9%
Johnson & Johnson	2.8%

C000256509
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class C
Trading Symbol	PCEQX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$92	1.76%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.76%
AssetsNet	$ 800,908,000
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$800,908
Number of Holdings	55
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	1.1%
Utilities	4.2%
Communication Services	6.7%
Consumer Discretionary	7.1%
Consumer Staples	8.3%
Energy	11.1%
Information Technology	11.3%
Health Care	12.6%
Industrials	13.7%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Exxon Mobil Corp.	4.7%
Bank of America Corp.	3.8%
JPMorgan Chase & Co.	3.7%
Cisco Systems, Inc.	3.6%
United Parcel Service, Inc., Class B	3.4%
State Street Corp.	3.3%
ConocoPhillips Co.	3.3%
Northern Trust Corp.	3.2%
Morgan Stanley	2.9%
Johnson & Johnson	2.8%

C000256510
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class R
Trading Symbol	PQIRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$74	1.41%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.41%
AssetsNet	$ 800,908,000
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$800,908
Number of Holdings	55
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	1.1%
Utilities	4.2%
Communication Services	6.7%
Consumer Discretionary	7.1%
Consumer Staples	8.3%
Energy	11.1%
Information Technology	11.3%
Health Care	12.6%
Industrials	13.7%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Exxon Mobil Corp.	4.7%
Bank of America Corp.	3.8%
JPMorgan Chase & Co.	3.7%
Cisco Systems, Inc.	3.6%
United Parcel Service, Inc., Class B	3.4%
State Street Corp.	3.3%
ConocoPhillips Co.	3.3%
Northern Trust Corp.	3.2%
Morgan Stanley	2.9%
Johnson & Johnson	2.8%

C000256511
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class R6
Trading Symbol	PEQKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$36	0.68%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 800,908,000
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$800,908
Number of Holdings	55
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	1.1%
Utilities	4.2%
Communication Services	6.7%
Consumer Discretionary	7.1%
Consumer Staples	8.3%
Energy	11.1%
Information Technology	11.3%
Health Care	12.6%
Industrials	13.7%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Exxon Mobil Corp.	4.7%
Bank of America Corp.	3.8%
JPMorgan Chase & Co.	3.7%
Cisco Systems, Inc.	3.6%
United Parcel Service, Inc., Class B	3.4%
State Street Corp.	3.3%
ConocoPhillips Co.	3.3%
Northern Trust Corp.	3.2%
Morgan Stanley	2.9%
Johnson & Johnson	2.8%

C000256512
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class Y
Trading Symbol	PYEQX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$42	0.80%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 800,908,000
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$800,908
Number of Holdings	55
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	1.1%
Utilities	4.2%
Communication Services	6.7%
Consumer Discretionary	7.1%
Consumer Staples	8.3%
Energy	11.1%
Information Technology	11.3%
Health Care	12.6%
Industrials	13.7%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Exxon Mobil Corp.	4.7%
Bank of America Corp.	3.8%
JPMorgan Chase & Co.	3.7%
Cisco Systems, Inc.	3.6%
United Parcel Service, Inc., Class B	3.4%
State Street Corp.	3.3%
ConocoPhillips Co.	3.3%
Northern Trust Corp.	3.2%
Morgan Stanley	2.9%
Johnson & Johnson	2.8%

C000256507
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Premium Income Fund
Class Name	Class A
Trading Symbol	PMARX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$62	1.20%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 160,459,000
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$160,459
Number of Holdings	146
Portfolio Turnover	23%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Communication Services	3.5%
Real Estate	4.1%
Utilities	5.7%
Energy	6.8%
Materials	7.3%
Consumer Discretionary	7.6%
Consumer Staples	7.8%
Industrials	11.1%
Financials	18.9%
Information Technology	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
DBS Group Holdings Ltd.	1.9%
ASR Nederland NV	1.8%
Citizens Financial Group, Inc.	1.8%
BP PLC, ADR	1.7%
Dominion Energy, Inc.	1.7%
Sino Land Co. Ltd.	1.7%
Aviva PLC	1.6%
FirstEnergy Corp.	1.6%
Eversource Energy	1.6%
Altria Group, Inc.	1.4%

C000256506
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Premium Income Fund
Class Name	Class C
Trading Symbol	PRRCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$101	1.97%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.97%
AssetsNet	$ 160,459,000
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$160,459
Number of Holdings	146
Portfolio Turnover	23%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Communication Services	3.5%
Real Estate	4.1%
Utilities	5.7%
Energy	6.8%
Materials	7.3%
Consumer Discretionary	7.6%
Consumer Staples	7.8%
Industrials	11.1%
Financials	18.9%
Information Technology	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
DBS Group Holdings Ltd.	1.9%
ASR Nederland NV	1.8%
Citizens Financial Group, Inc.	1.8%
BP PLC, ADR	1.7%
Dominion Energy, Inc.	1.7%
Sino Land Co. Ltd.	1.7%
Aviva PLC	1.6%
FirstEnergy Corp.	1.6%
Eversource Energy	1.6%
Altria Group, Inc.	1.4%

C000256508
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Premium Income Fund
Class Name	Class R6
Trading Symbol	FLEKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$46	0.89%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 160,459,000
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$160,459
Number of Holdings	146
Portfolio Turnover	23%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Communication Services	3.5%
Real Estate	4.1%
Utilities	5.7%
Energy	6.8%
Materials	7.3%
Consumer Discretionary	7.6%
Consumer Staples	7.8%
Industrials	11.1%
Financials	18.9%
Information Technology	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
DBS Group Holdings Ltd.	1.9%
ASR Nederland NV	1.8%
Citizens Financial Group, Inc.	1.8%
BP PLC, ADR	1.7%
Dominion Energy, Inc.	1.7%
Sino Land Co. Ltd.	1.7%
Aviva PLC	1.6%
FirstEnergy Corp.	1.6%
Eversource Energy	1.6%
Altria Group, Inc.	1.4%

C000256505
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Premium Income Fund
Class Name	Class Y
Trading Symbol	PMYRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$46	0.90%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 160,459,000
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$160,459
Number of Holdings	146
Portfolio Turnover	23%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Communication Services	3.5%
Real Estate	4.1%
Utilities	5.7%
Energy	6.8%
Materials	7.3%
Consumer Discretionary	7.6%
Consumer Staples	7.8%
Industrials	11.1%
Financials	18.9%
Information Technology	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
DBS Group Holdings Ltd.	1.9%
ASR Nederland NV	1.8%
Citizens Financial Group, Inc.	1.8%
BP PLC, ADR	1.7%
Dominion Energy, Inc.	1.7%
Sino Land Co. Ltd.	1.7%
Aviva PLC	1.6%
FirstEnergy Corp.	1.6%
Eversource Energy	1.6%
Altria Group, Inc.	1.4%

C000256549
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Floating Rate Fund
Class Name	Class A
Trading Symbol	FLARX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$53	1.05%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 201,244,000
Holdings Count | Holding	225
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$201,244
Number of Holdings	225
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Senior Secured Loans	80.0%
Corporate Bonds	7.7%
Collateralized Loan Obligations	3.4%
OtherFootnote Reference**	2.7%

C000256550
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Floating Rate Fund
Class Name	Class C
Trading Symbol	FLRCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$91	1.82%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.82%
AssetsNet	$ 201,244,000
Holdings Count | Holding	225
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$201,244
Number of Holdings	225
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Senior Secured Loans	80.0%
Corporate Bonds	7.7%
Collateralized Loan Obligations	3.4%
OtherFootnote Reference**	2.7%

C000256548
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Floating Rate Fund
Class Name	Class Y
Trading Symbol	FLYRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$38	0.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 201,244,000
Holdings Count | Holding	225
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$201,244
Number of Holdings	225
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Senior Secured Loans	80.0%
Corporate Bonds	7.7%
Collateralized Loan Obligations	3.4%
OtherFootnote Reference**	2.7%

C000256543
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield Fund
Class Name	Class A
Trading Symbol	TAHYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$55	1.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
AssetsNet	$ 498,087,000
Holdings Count | Holding	201
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$498,087
Number of Holdings	201
Portfolio Turnover	34%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	75.0%
Yankee Dollars	17.7%
Senior Secured Loans	2.0%
OtherFootnote Reference**	0.9%

C000256544
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield Fund
Class Name	Class C
Trading Symbol	PYICX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$95	1.89%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.89%
AssetsNet	$ 498,087,000
Holdings Count | Holding	201
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$498,087
Number of Holdings	201
Portfolio Turnover	34%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	75.0%
Yankee Dollars	17.7%
Senior Secured Loans	2.0%
OtherFootnote Reference**	0.9%

C000256542
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield Fund
Class Name	Class Y
Trading Symbol	TYHYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$43	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 498,087,000
Holdings Count | Holding	201
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$498,087
Number of Holdings	201
Portfolio Turnover	34%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	75.0%
Yankee Dollars	17.7%
Senior Secured Loans	2.0%
OtherFootnote Reference**	0.9%

C000256484
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value Fund
Class Name	Class A
Trading Symbol	PCGRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$55	1.02%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%
AssetsNet	$ 746,704,000
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$746,704
Number of Holdings	64
Portfolio Turnover	8%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.3%
Health Care	5.5%
Consumer Staples	5.7%
Real Estate	6.9%
Utilities	7.6%
Consumer Discretionary	8.2%
Information Technology	10.3%
Energy	11.2%
Industrials	16.7%
Financials	21.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
State Street Corp.	4.0%
Coterra Energy, Inc.	3.9%
Western Digital Corp.	3.5%
Northern Trust Corp.	3.0%
M&T Bank Corp.	2.8%
Chord Energy Corp.	2.7%
Raymond James Financial, Inc.	2.7%
Dover Corp.	2.5%
CenterPoint Energy, Inc.	2.4%
Truist Financial Corp.	2.3%

C000256485
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value Fund
Class Name	Class C
Trading Symbol	PCCGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$99	1.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.85%
AssetsNet	$ 746,704,000
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$746,704
Number of Holdings	64
Portfolio Turnover	8%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.3%
Health Care	5.5%
Consumer Staples	5.7%
Real Estate	6.9%
Utilities	7.6%
Consumer Discretionary	8.2%
Information Technology	10.3%
Energy	11.2%
Industrials	16.7%
Financials	21.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
State Street Corp.	4.0%
Coterra Energy, Inc.	3.9%
Western Digital Corp.	3.5%
Northern Trust Corp.	3.0%
M&T Bank Corp.	2.8%
Chord Energy Corp.	2.7%
Raymond James Financial, Inc.	2.7%
Dover Corp.	2.5%
CenterPoint Energy, Inc.	2.4%
Truist Financial Corp.	2.3%

C000256486
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	PMCKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$39	0.73%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
AssetsNet	$ 746,704,000
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$746,704
Number of Holdings	64
Portfolio Turnover	8%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.3%
Health Care	5.5%
Consumer Staples	5.7%
Real Estate	6.9%
Utilities	7.6%
Consumer Discretionary	8.2%
Information Technology	10.3%
Energy	11.2%
Industrials	16.7%
Financials	21.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
State Street Corp.	4.0%
Coterra Energy, Inc.	3.9%
Western Digital Corp.	3.5%
Northern Trust Corp.	3.0%
M&T Bank Corp.	2.8%
Chord Energy Corp.	2.7%
Raymond James Financial, Inc.	2.7%
Dover Corp.	2.5%
CenterPoint Energy, Inc.	2.4%
Truist Financial Corp.	2.3%

C000256487
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value Fund
Class Name	Class Y
Trading Symbol	PYCGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$44	0.82%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%
AssetsNet	$ 746,704,000
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$746,704
Number of Holdings	64
Portfolio Turnover	8%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.3%
Health Care	5.5%
Consumer Staples	5.7%
Real Estate	6.9%
Utilities	7.6%
Consumer Discretionary	8.2%
Information Technology	10.3%
Energy	11.2%
Industrials	16.7%
Financials	21.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
State Street Corp.	4.0%
Coterra Energy, Inc.	3.9%
Western Digital Corp.	3.5%
Northern Trust Corp.	3.0%
M&T Bank Corp.	2.8%
Chord Energy Corp.	2.7%
Raymond James Financial, Inc.	2.7%
Dover Corp.	2.5%
CenterPoint Energy, Inc.	2.4%
Truist Financial Corp.	2.3%